ROYALTY, STREAM, AND OTHER INTERESTS - Disclosure of detailed information about royalty interests and deferred acquisition costs (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	May 31, 2020
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	$ 47,976,215	$ 63,732,457	$ 43,137,849
Other		(28,096)	89,461
Depletion	(869,360)	(2,347,535)	(698,840)
Recoveries			(115,013)
Reclassification (Joaquin and COSE)			0
Functional currency change adjustments	(439,345)		(387,246)
Ending Balance	63,732,457	102,863,762	47,976,215
Historical costs		111,461,128
Accumulated depletion		(8,597,366)
Alamos royalty portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			66,203
Fifteen Mile Stream (FMS) acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			406,431
NuevaUnión acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			1,059,449
Idaho Resources Corp. acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			4,417,921
Wharf acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	5,899,822
Fosterville acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	5,224,664
Amalgamated Kirkland acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		562,656
Tocantinzinho acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		9,023,354
CentroGold acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		7,039,552
Del Carmen acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		1,301,982
Côté-Gosselin acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		6,185,363
La Fortuna acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	645,032	2,268,776
Genesis and GSI acquisitions [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	5,295,429
Castle Mountain acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		15,125,253
Producing assets [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	8,209,510	13,251,612	2,773,923
Other		0	0
Depletion	(829,263)	(2,302,919)	(698,840)
Recoveries			0
Reclassification (Joaquin and COSE)			6,440,685
Functional currency change adjustments	(28,457)		(306,258)
Ending Balance	13,251,612	10,948,693	8,209,510
Historical costs		19,461,346
Accumulated depletion		(8,512,653)
Producing assets [Member] | Alamos royalty portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			0
Producing assets [Member] | Fifteen Mile Stream (FMS) acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			0
Producing assets [Member] | NuevaUnión acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			0
Producing assets [Member] | Idaho Resources Corp. acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			0
Producing assets [Member] | Wharf acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	5,899,822
Producing assets [Member] | Fosterville acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Producing assets [Member] | Amalgamated Kirkland acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets [Member] | Tocantinzinho acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets [Member] | CentroGold acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets [Member] | Del Carmen acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets [Member] | Côté-Gosselin acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Producing assets [Member] | La Fortuna acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0	0
Producing assets [Member] | Genesis and GSI acquisitions [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Producing assets [Member] | Castle Mountain acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Development assets [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	34,362,804	45,218,412	39,217,875
Other		(64,654)	68,013
Depletion	(30,000)	(30,000)	0
Recoveries			0
Reclassification (Joaquin and COSE)			(6,440,685)
Functional currency change adjustments	(179,517)		0
Ending Balance	45,218,412	86,630,694	34,362,804
Historical costs		86,690,694
Accumulated depletion		(60,000)
Development assets [Member] | Alamos royalty portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			51,721
Development assets [Member] | Fifteen Mile Stream (FMS) acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			406,431
Development assets [Member] | NuevaUnión acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			1,059,449
Development assets [Member] | Idaho Resources Corp. acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			0
Development assets [Member] | Wharf acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Development assets [Member] | Fosterville acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	5,224,664
Development assets [Member] | Amalgamated Kirkland acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		562,656
Development assets [Member] | Tocantinzinho acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		9,023,354
Development assets [Member] | CentroGold acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		7,039,552
Development assets [Member] | Del Carmen acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		1,301,982
Development assets [Member] | Côté-Gosselin acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		6,185,363
Development assets [Member] | La Fortuna acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	645,032	2,268,776
Development assets [Member] | Genesis and GSI acquisitions [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	5,195,429
Development assets [Member] | Castle Mountain acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		15,125,253
Exploration assets [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Beginning balance	5,403,901	5,262,433	1,146,051
Other		36,558	21,448
Depletion	(10,097)	(14,616)	0
Recoveries			(115,013)
Reclassification (Joaquin and COSE)			0
Functional currency change adjustments	(231,371)		(80,988)
Ending Balance	5,262,433	5,284,375	5,403,901
Historical costs		5,309,088
Accumulated depletion		(24,713)
Exploration assets [Member] | Alamos royalty portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			14,482
Exploration assets [Member] | Fifteen Mile Stream (FMS) acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			0
Exploration assets [Member] | NuevaUnión acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			0
Exploration assets [Member] | Idaho Resources Corp. acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs			$ 4,417,921
Exploration assets [Member] | Wharf acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Exploration assets [Member] | Fosterville acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0
Exploration assets [Member] | Amalgamated Kirkland acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets [Member] | Tocantinzinho acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets [Member] | CentroGold acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets [Member] | Del Carmen acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets [Member] | Côté-Gosselin acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		0
Exploration assets [Member] | La Fortuna acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	0	0
Exploration assets [Member] | Genesis and GSI acquisitions [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs	$ 100,000
Exploration assets [Member] | Castle Mountain acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Royalty interests and deferred acquisition costs		$ 0